STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)					3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 01, 2023	Feb. 13, 2023	Feb. 13, 2023	Dec. 01, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Feb. 28, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized					25,000,000			25,000,000	25,000,000
Preferred stock, par value					$ 0.01			$ 0.01	$ 0.01
Preferred stock, shares issued					0			0	0
Preferred stock, shares outstanding					0			0	0
Common stock, shares authorized					1,000,000,000			1,000,000,000	1,000,000,000
Common stock with a par value					$ 0.01			$ 0.01	$ 0.01
Common stock, shares outstanding					252,227,053			252,227,053	99,748,541
Common stock, shares subscribed but unissued					943,000			943,000	58,056,334
Shares issued for services, value								475,387
Number of shares issued for services, shares						$ 82,644		$ 112,557	$ 42,736
Shares issued for purchase of assets								56,863,334
Value of shares issued for purchase of assets								$ 8,529,500	$ 8,529,500
Shares subscribed adjustment on acquisition, shares				5,210,209			5,210,209
Shares subscribed adjustment on acquisition				$ 265,000			$ 265,000	$ 265,000
Shares issued price per share						$ 1.00		$ 1.00	$ 1.00
Common stock shares subscription					$ 9,430			$ 9,430	$ 580,563
Shares issued during period, value					$ 943,000			943,000	1,193,000
Shares issued during period, value						$ 100,000		$ 100,000	$ 625,000
Options to purchase of stock		22,500,000	22,500,000
Price per share, granted		$ 0.32	$ 0.32
Common stock, shares issued					252,227,053			252,227,053	99,748,541
Restricted stock of common stock		$ 1,000,000						$ 1,000,000
Vesting of shares granted, percentage		50.00%
Stock Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options issued or outstanding					0	0
Forecast [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Vesting of shares granted, percentage	50.00%
2022 Omnibus Performance Award Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options, number of shares authorized										19,977,931
Restrictive shares outstanding					50,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services, value						369,781		475,387	243,886
Number of shares issued for services, shares						$ 3,698		$ 4,755	$ 2,439
Shares issued for purchase of assets									56,863,334
Value of shares issued for purchase of assets
Shares subscribed adjustment on acquisition, shares								(5,210,209)
Shares subscribed adjustment on acquisition								$ (516,530)
Number of shares issued							51,653,125
Shares issued during period, value						$ 1,000		$ 1,000	$ 6,250
Options to purchase of stock						100,000		100,000	625,000
Shares issued during period, value								100,050,000
Shares issued during period, subscribed value								56,863,334
Restricted stock of common stock								$ 1,000,000
Common Stock [Member] | Subscription Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued during period, value								$ 250,000
Options to purchase of stock								250,000
Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares sold								100,000
Sale of stock price per share								$ 1.00
Gross proceeds from private offering								$ 100,000
Common Stock [Member] | Private Placement [Member] | Subscription Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares subscribed but unissued								943,000
Shares issued price per share					$ 1.00			$ 1.00
Common stock shares subscription								$ 943,000
Shares issued during period, value								$ 943,000
Shares issued during period, value					$ 943,000
Options to purchase of stock					943,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued or outstanding					0	0